Goodwill and Intangible Assets - Summary of Consolidated Goodwill and Intangible Assets of Reportable Segments (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	₱ 1,608	₱ 1,156
Goodwill	62,941	61,379
Total goodwill and intangible assets	64,549	62,535
Franchise [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	938	1,124
Customer List [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	220
Licenses [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets		4
Others [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	450	28
Wireless [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	938	1,128
Goodwill	56,571	56,571
Total goodwill and intangible assets	57,509	57,699
Wireless [Member] | Franchise [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	938	1,124
Wireless [Member] | Licenses [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets		4
Fixed Line [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	670	28
Goodwill	6,370	4,808
Total goodwill and intangible assets	7,040	4,836
Fixed Line [Member] | Customer List [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	220
Fixed Line [Member] | Others [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	₱ 450	₱ 28